ESSENTIAL 40 STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7%
	AEROSPACE & DEFENSE - 4.5%
5,965	Boeing Company (The)(a)	$ 1,336,339
2,711	Lockheed Martin Corporation	1,215,477
		2,551,816
	AUTOMOTIVE - 2.1%
98,048	Ford Motor Company	1,189,322

	BANKING - 2.4%
9,057	JPMorgan Chase & Company	1,325,311

	BIOTECH & PHARMA - 3.7%
7,086	Johnson & Johnson	1,145,664
25,712	Pfizer, Inc.	909,691
		2,055,355
	CABLE & SATELLITE - 2.8%
33,135	Comcast Corporation, Class A	1,549,393

	CHEMICALS - 1.8%
16,186	Nutrien Ltd.	1,024,898

	COMMERCIAL SUPPORT SERVICES - 2.2%
7,863	Waste Management, Inc.	1,232,761

	CONTAINERS & PACKAGING - 2.1%
33,619	International Paper Company	1,173,975

	DIVERSIFIED INDUSTRIALS - 1.9%
9,813	3M Company	1,046,753

	E-COMMERCE DISCRETIONARY - 3.5%
14,242	Amazon.com, Inc.(a)	1,965,538

	ELECTRIC UTILITIES - 1.9%
11,828	Duke Energy Corporation	1,050,326

ESSENTIAL 40 STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 3.7%
13,600	CVS Health Corporation	$ 886,312
2,539	UnitedHealth Group, Inc.	1,210,037
		2,096,349
	HOME CONSTRUCTION - 2.6%
24,707	Masco Corporation	1,457,960

	INSTITUTIONAL FINANCIAL SERVICES - 2.6%
7,077	CME Group, Inc.	1,434,366

	INSURANCE - 4.4%
3,938	Berkshire Hathaway, Inc., Class B(a)	1,418,468
5,567	Chubb Ltd.	1,118,243
		2,536,711
	INTERNET MEDIA & SERVICES - 8.5%
14,136	Alphabet, Inc., Class A(a)	1,924,898
9,610	Meta Platforms, Inc., Class A(a)	2,843,503
		4,768,401
	MACHINERY - 2.1%
11,130	Xylem, Inc.	1,152,400

	OIL & GAS PRODUCERS - 7.3%
49,140	Enterprise Products Partners, L.P.	1,307,615
11,471	Exxon Mobil Corporation	1,275,460
10,748	Marathon Petroleum Corporation	1,534,492
		4,117,567
	RETAIL - CONSUMER STAPLES - 2.5%
2,599	Costco Wholesale Corporation	1,427,579

	RETAIL - DISCRETIONARY - 2.3%
3,915	Home Depot, Inc. (The)	1,293,125

	SEMICONDUCTORS - 2.7%
42,450	Intel Corporation	1,491,693

ESSENTIAL 40 STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	SOFTWARE - 10.2%
5,478	Microsoft Corporation	$ 1,795,469
14,397	Oracle Corporation	1,733,255
9,211	Palo Alto Networks, Inc.(a)	2,241,037
		5,769,761
	TECHNOLOGY HARDWARE - 3.2%
9,560	Apple, Inc.	1,796,037

	TECHNOLOGY SERVICES - 7.1%
5,195	Automatic Data Processing, Inc.	1,322,699
8,668	International Business Machines Corporation	1,272,722
5,692	Visa, Inc., Class A	1,398,412
		3,993,833
	TELECOMMUNICATIONS - 1.9%
30,075	Verizon Communications, Inc.	1,052,024

	TRANSPORTATION & LOGISTICS - 5.6%
33,838	Delta Air Lines, Inc.	1,450,973
6,558	FedEx Corporation	1,711,770
		3,162,743
	WHOLESALE - CONSUMER STAPLES - 4.1%
14,574	Archer-Daniels-Midland Company	1,155,717
15,710	Sysco Corporation	1,094,202
		2,249,919

	TOTAL COMMON STOCKS (Cost $51,735,352)	55,965,916

	SHORT-TERM INVESTMENTS — 1.0%
	MONEY MARKET FUNDS - 1.0%
586,311	First American Government Obligations Fund, Class X, 5.24% (Cost $586,311)(b)	586,311

	TOTAL INVESTMENTS - 100.7% (Cost $52,321,663)	$ 56,552,227
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%	(412,814)
	NET ASSETS - 100.0%	$ 56,139,413

ESSENTIAL 40 STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

LTD	- Limited Company

(a) Non income producing security.
(b) Rate disclosed is the seven day effective yield as of August 31, 2023.